Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Total	$ 306,953	$ 301,691
Less: accumulated amortization	(128,189)	(123,208)
Intangible assets, net	$ 178,764	178,483
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	50 years
Total	$ 283,182	278,327
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Total	$ 23,771	$ 23,364